Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI Germany Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.1%
OHB SE(a)	1,592	$56,503

Auto Components — 0.9%
EDAG Engineering Group AG	1,958	28,277
ElringKlinger AG(b)	8,731	54,582
Leoni AG(a)(b)	9,380	146,441
SAF-Holland SA	13,772	141,958

		371,258

Banks — 0.2%
comdirect bank AG	8,562	94,266

Biotechnology — 2.3%
MorphoSys AG(a)(b)	9,648	929,446

Capital Markets — 1.4%
AURELIUS Equity Opportunities SE & Co KGaA(a)	6,516	293,204
Deutsche Beteiligungs AG	3,660	136,834
FinTech Group AG, Registered(a)(b)	3,455	68,300
MLP SE	18,265	80,295

		578,633

Chemicals — 2.5%
H&R GmbH & Co. KGaA(b)	3,885	29,482
K+S AG, Registered	57,995	982,003

		1,011,485

Commercial Services & Supplies — 1.7%
Befesa SA(b)(c)	6,710	274,790
Bilfinger SE(a)	8,686	263,276
Cewe Stiftung & Co. KGaA	1,684	154,817

		692,883

Communications Equipment — 0.2%
ADVA Optical Networking SE(b)	12,789	97,052

Diversified Financial Services — 2.5%
GRENKE AG	8,427	802,899
Hypoport AG(a)(b)	982	207,696

		1,010,595

Electrical Equipment — 3.7%
Nordex SE(b)	19,101	270,748
OSRAM Licht AG	29,346	873,463
SGL Carbon SE(b)	18,591	139,735
Varta AG(a)(b)	4,048	212,914

		1,496,860

Electronic Equipment, Instruments & Components — 1.8%
Basler AG	373	61,350
Isra Vision AG	4,638	168,489
Jenoptik AG	15,609	484,420

		714,259

Entertainment — 2.4%
Borussia Dortmund GmbH & Co. KGaA	18,120	172,541
CTS Eventim AG & Co. KGaA	17,453	781,062

		953,603

Equity Real Estate Investment Trusts (REITs) — 2.3%
alstria office REIT AG	45,695	712,374
Hamborner REIT AG	19,303	196,604

		908,978

Food Products — 1.4%
KWS Saat SE	3,504	240,138

Security	Shares	Value

Food Products (continued)
Suedzucker AG	21,654	$335,168

		575,306

Health Care Equipment & Supplies — 0.6%
Draegerwerk AG & Co. KGaA	940	41,062
Eckert & Ziegler Strahlen- und Medizintechnik AG	1,116	119,387
STRATEC SE(a)	1,451	98,632

		259,081

Health Care Providers & Services — 0.4%
RHOEN-KLINIKUM AG	5,095	144,495

Health Care Technology — 1.2%
CompuGroup Medical SE	7,257	486,828

Hotels, Restaurants & Leisure — 0.2% bet-at-home.com AG	952	64,660

Household Durables — 0.1%
Surteco Group SE(a)	1,680	50,453

Independent Power and Renewable Electricity Producers — 0.5%
Encavis AG	25,568	181,492

Industrial Conglomerates — 4.2%
Indus Holding AG	5,567	245,352
MBB SE	627	44,647
Rheinmetall AG	13,199	1,401,701

		1,691,700

Insurance — 0.4%
Wuestenrot & Wuerttembergische AG	7,120	148,845

Interactive Media & Services — 4.9%
Scout24 AG(c)	32,604	1,615,333
XING SE	852	334,673

		1,950,006

Internet & Direct Marketing Retail — 3.6%
HelloFresh SE(a)(b)	42,399	434,675
Rocket Internet SE(b)(c)	20,796	554,323
Shop Apotheke Europe NV(b)(c)	3,064	118,991
Takkt AG	9,879	138,489
zooplus AG(b)	1,844	196,034

		1,442,512

IT Services — 3.6%
Bechtle AG	8,908	998,619
CANCOM SE	9,557	462,842

		1,461,461

Life Sciences Tools & Services — 4.0%
Evotec SE(b)	38,556	930,190
Gerresheimer AG	9,514	676,403

		1,606,593

Machinery — 9.5%
Aumann AG(a)(c)	2,759	64,411
Deutz AG	36,641	302,557
Duerr AG	15,727	531,895
Heidelberger Druckmaschinen AG(a)(b)	79,936	117,225
JOST Werke AG(c)	4,518	149,277
Koenig & Bauer AG(a)	4,256	165,424
Krones AG	4,786	373,863
Norma Group SE	9,655	375,061
Pfeiffer Vacuum Technology AG	1,497	210,858
Rational AG	1,034	656,200

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Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Germany Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Stabilus SA	7,484	$316,078
Vossloh AG	2,661	102,154
Wacker Neuson SE	8,501	197,040
Washtec AG	3,388	234,454

		3,796,497

Media — 4.3%
ProSiebenSat.1 Media SE	70,601	1,145,497
Stroeer SE & Co. KGaA	8,510	568,039

		1,713,536

Metals & Mining — 1.9%
Aurubis AG	10,220	446,549
Salzgitter AG(a)	11,843	307,100

		753,649

Oil, Gas & Consumable Fuels — 0.3%
CropEnergies AG	7,980	53,533
VERBIO Vereinigte BioEnergie AG	6,695	55,432

		108,965

Professional Services — 0.8%
Amadeus Fire AG	1,571	201,324
Bertrandt AG(a)	1,690	118,645

		319,969

Real Estate Management & Development — 16.3%
ADLER Real Estate AG	13,996	207,121
ADO Properties SA(c)	8,686	466,733
Consus Real Estate AG(a)(b)	14,121	130,292
Corestate Capital Holding SA(a)	3,877	125,290
Deutsche EuroShop AG	14,977	444,612
DIC Asset AG	12,881	134,640
Grand City Properties SA	35,362	906,330
LEG Immobilien AG	19,146	2,280,749
PATRIZIA Immobilien AG	13,992	271,456
TAG Immobilien AG	39,951	934,907
TLG Immobilien AG	21,940	641,782

		6,543,912

Road & Rail — 1.2%
Sixt Leasing SE(a)	3,757	50,239
Sixt SE	4,141	419,691

		469,930

Semiconductors & Semiconductor Equipment — 4.1%
AIXTRON SE(b)	34,217	330,356
Dialog Semiconductor PLC(b)	23,144	735,030
Elmos Semiconductor AG	3,049	72,540
Siltronic AG	6,363	434,087
SMA Solar Technology AG(b)	3,154	87,796

		1,659,809

Software — 4.0%
Nemetschek SE	5,833	892,451
RIB Software SE	12,554	231,247
Software AG	14,575	475,880

		1,599,578

Specialty Retail — 1.2%
CECONOMY AG(b)	54,051	304,773
Hornbach Holding AG & Co. KGaA	3,156	155,974

		460,747

Technology Hardware, Storage & Peripherals — 0.8%
S&T AG	14,030	309,716

Security	Shares	Value

Thrifts & Mortgage Finance — 2.6%
Aareal Bank AG	17,067	$499,049
Deutsche Pfandbriefbank AG(c)	40,747	560,315

		1,059,364

Trading Companies & Distributors — 0.6%
BayWa AG(a)	4,235	119,634
Kloeckner & Co. SE(a)	22,728	121,316

		240,950

Transportation Infrastructure — 0.4%
Hamburger Hafen und Logistik AG	7,429	176,001

Wireless Telecommunication Services — 1.9%
Freenet AG(a)	38,803	751,081

Total Common Stocks — 97.0% (Cost: $46,233,367)		38,942,957

Preferred Stocks

Construction Materials — 0.2%
STO SE & Co. KGaA, Preference Shares, NVS	769	83,208

Health Care Equipment & Supplies — 0.3%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	2,307	124,324

Machinery — 1.0%
Jungheinrich AG, Preference Shares, NVS	14,544	409,392

Road & Rail — 0.9%
Sixt SE, Preference Shares, NVS	5,026	350,045

Total Preferred Stocks — 2.4% (Cost: $1,356,773)		966,969

Short-Term Investments

Money Market Funds — 7.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.53%(d)(e)(f)	3,025,113	3,026,323
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.33%(d)(e)	21,430	21,430

		3,047,753

Total Short-Term Investments — 7.6% (Cost: $3,046,615)		3,047,753

Total Investments in Securities — 107.0% (Cost: $50,636,755)		42,957,679

Other Assets, Less Liabilities — (7.0)%		(2,796,463)

Net Assets — 100.0%		$40,161,216

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Germany Small-Cap ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	7,722,919	(4,697,806)	3,025,113	$3,026,323	$117,596	(a)	$634	$(289)
BlackRock Cash Funds: Treasury, SL Agency Shares	29,976	(8,546)	21,430	21,430	447		—	—

				$3,047,753	$118,043		$634	$(289)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$38,942,957	$—	$—	$38,942,957
Preferred Stocks	966,969	—	—	966,969
Money Market Funds	3,047,753	—	—	3,047,753

	$42,957,679	$—	$—	$42,957,679

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

3